STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TRADING PROFIT (LOSS):
Realized, net	$ (14,826,176)		$ 20,681,999		$ 15,968,361
Change in unrealized, net	8,923,985		(51,734,232)		(92,022,075)
Total trading profit (loss), net	(5,902,191)		(31,052,233)		(76,053,714)
INVESTMENT INCOME (EXPENSE):
Interest, net					187
EXPENSES:
Sponsor fee	8,734,447		15,170,255		20,592,497
Other	1,020,964		1,444,939		1,518,474
Total expenses	9,755,411		16,615,194		22,110,971
NET INVESTMENT INCOME (LOSS)	(9,755,411)		(16,615,194)		(22,110,784)
NET INCOME (LOSS)	(15,657,602)		(47,667,427)		(98,164,498)
Class A
EXPENSES:
NET INCOME (LOSS)	(2,012,621)		(7,212,292)		(13,053,344)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	64,199,499		104,025,213		121,155,293
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0313)		$ (0.0693)		$ (0.1077)
Class C
EXPENSES:
NET INCOME (LOSS)	(12,326,390)		(34,161,992)		(69,805,950)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	283,424,235		450,594,516		580,425,923
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0435)		$ (0.0758)		$ (0.1203)
Class D
EXPENSES:
NET INCOME (LOSS)	(38,787)		(1,555,326)		(3,896,426)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	13,067,524		27,385,393		36,049,556
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0030)		$ (0.0568)		$ (0.1081)
Class I
EXPENSES:
NET INCOME (LOSS)	(873,266)		(3,923,302)		(8,579,840)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	29,582,574		57,210,751		78,129,418
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0295)		$ (0.0686)		$ (0.1098)
Class D1
EXPENSES:
NET INCOME (LOSS)	11,380	[1]	(881,860)	[1]	(2,831,089)	[1]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	7,907,549	[1]	16,810,201	[1]	30,682,341	[1]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0014	[1]	$ (0.0525)	[1]	$ (0.0923)	[1]
Class M
EXPENSES:
NET INCOME (LOSS)	$ (417,918)	[2]	$ 67,345	[2]	$ 2,151	[2]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	9,577,845	[3]	1,610,040	[3]	150,000	[3]
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0436)	[3]	$ 0.0418	[3]	$ 0.0143	[3]

[1]	Units liquidated as of December 31, 2013.
[2]	Units issued on December 1, 2011.
[3]	Units issued on December 1, 2011 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2011 is for the period December 1, 2011 to December 31, 2011).